Shareholder Report, Line Graph (Details) 196096_Leuthold Global Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional
Account Value [Line Items]
Accumulated Value	$ 148,884	$ 131,296	$ 120,166	$ 133,376	$ 113,070	$ 110,003	$ 114,230	$ 114,725	$ 102,179	$ 100,000	$ 162,362
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	262,745	199,418	165,077	208,062	163,269	147,830	145,819	132,835	111,957	100,000	$ 308,113
Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate
Accumulated Value	109,435	97,719	95,577	120,118	121,221	114,105	106,049	107,465	108,834	100,000	$ 112,065
50% MSCI ACWI / 50% BBG Global Agg [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											50% MSCI ACWI / 50% BBG Global Agg
Accumulated Value	$ 172,843	$ 142,162	$ 127,708	$ 160,390	$ 142,411	$ 130,822	$ 124,797	$ 119,802	$ 110,614	$ 100,000	$ 189,665